RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Assets measured at fair value:
Cash and cash equivalents	$ 823	$ 734	$ 764	$ 530	$ 358	$ 431
Restricted cash	391		312
Investments in debt and equity securities	291		195
Property, plant and equipment	49,594		49,432
Liabilities measured at fair value:
Contingent consideration(1)(2)	(143)		(3)
Liabilities for which fair value is disclosed [Abstract]
Total	27,564		27,093
Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(2,357)		(2,334)
Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(20,291)		(20,435)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	35		55
Liabilities measured at fair value:
Financial instrument liabilities	(514)		(226)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	212		40
Liabilities measured at fair value:
Financial instrument liabilities	(100)		(228)
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	34		32
Liabilities measured at fair value:
Financial instrument liabilities	(28)		(56)
Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	(383)		$ (455)
Level 1
Assets measured at fair value:
Cash and cash equivalents	823
Restricted cash	391
Investments in debt and equity securities	160
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration(1)(2)	0
Liabilities for which fair value is disclosed [Abstract]
Total	(2,649)
Level 1 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(1,917)
Level 1 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(2,106)
Level 1 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	38
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration(1)(2)	0
Liabilities for which fair value is disclosed [Abstract]
Total	(18,747)
Level 2 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(440)
Level 2 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(18,185)
Level 2 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	30
Liabilities measured at fair value:
Financial instrument liabilities	(308)
Level 2 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	212
Liabilities measured at fair value:
Financial instrument liabilities	(100)
Level 2 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	34
Liabilities measured at fair value:
Financial instrument liabilities	(28)
Level 2 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	93
Property, plant and equipment	49,594
Liabilities measured at fair value:
Contingent consideration(1)(2)	(143)
Liabilities for which fair value is disclosed [Abstract]
Total	48,960
Level 3 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	0
Level 3 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	0
Level 3 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	5
Liabilities measured at fair value:
Financial instrument liabilities	(206)
Level 3 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	$ (383)